Expense Example - StrategicAdvisersFidelityEmergingMarketsFund-PRO - StrategicAdvisersFidelityEmergingMarketsFund-PRO - Strategic Advisers Fidelity Emerging Markets Fund - Strategic Advisers Fidelity Emerging Markets Fund
Jul. 30, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	134
5 years	280
10 years	$ 704